Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets from continuing operations as of December 31, 2018 and 2017 consist of the following:

	2018	2017
Software copyright	$1,698,359	$1,794,981
Patent and others	3,019,516	3,191,300
Total intangible assets	$4,717,875	4,986,281

Less: Accumulated amortization	(1,564,070)	(1,287,712)
Less: Impairment loss	(3,153,805)	-
Intangible assets, net	$-	$3,698,569

Amortization expense from the Company's continuing operations was $359,701, $353,971 and $363,190 for the years ended December 31, 2018, 2017, and 2016, respectively. The Company did not record amortization expense from its discontinued operations for the year ended December 31 2016.

The Company recorded impairment on its intangible assets from its continuing operations $3,281,779, $0 and $0 for the years ended December 31, 2018, 2017 and 2016. The Company recorded impairment of $18,447 from its discontinued operations for the year ended December 31, 2016. During the year ended December 31, 2018, as a result of lower-than-expected revenue performance of the Company, management determined not to further update and maintain its software copyright and patent for the therapy products of sleep respiratory business. The unamortized software copyright and patent and others of $3,281,779 were fully impaired.